Segments - Schedule of Information by Segment (Details) - AR advertising services [Member]	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Information by Segment [Line Items]
Revenues	¥ 188,240,855	$ 26,295,764	¥ 290,815,771
Cost of revenues	136,145,659	19,018,476	203,244,381
Gross profit	52,095,196	7,277,288	87,571,390
Depreciation and amortization	3,863,369	539,682	2,413,427
Total capital expenditures	¥ 528,662,610	$ 73,850,000	¥ 3,294